Accrued Expenses	6 Months Ended
Jun. 30, 2013
Accrued Expenses [Abstract]
ACCRUED EXPENSES
7.            ACCRUED EXPENSES

As of June 30, 2013 and December 31, 2012 and 2011, accrued expenses consisted of the following:

	June 30,	December 31,
	2013	2012	2011
	(unaudited)
Accrued interest and preferred dividends	$1,978,655	$864,607	$15,977
Accrued trade payables	4,477,412	2,442,478	724,430
Accrued compensation	777,060	857,379	250,895
	$7,233,127	$4,164,464	$991,302